Consolidated statements of comprehensive income / (loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
consolidated statements of comprehensive income / (loss)
Revenue	€ 2,934	€ 4,008	€ 8,069	€ 15,361
Other income - net	85	197	28	283
Research and development expenses	(11,697)	(11,545)	(23,146)	(19,532)
General and administrative expenses	(2,606)	(2,342)	(6,131)	(4,776)
Operating income / (loss)	(11,284)	(9,682)	(21,180)	(8,664)
Finance income/costs - net	(954)	(654)	653	180
Income / (loss) before tax	(12,238)	(10,336)	(20,527)	(8,484)
Income taxes	0	(4)	0	(4)
Income / (loss) for the period	(12,238)	(10,340)	(20,527)	(8,488)
Other comprehensive income / (loss) Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(71)	(49)	10	24
Other comprehensive income / (loss)	(71)	(49)	10	24
Total comprehensive income / (loss)	€ (12,309)	€ (10,389)	€ (20,517)	€ (8,464)
Earnings / (loss) per share in per share (undiluted = diluted)	€ (0.16)	€ (0.17)	€ (0.26)	€ (0.14)
Weighted number of common shares outstanding	79,189,686	62,439,363	77,719,793	62,434,734